Investment in Other Investment (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Other Investment [Abstract]
Schedule of Investment in Other Investment
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Shares at cost	—	1,006,240	246,779

Schedule of Other Investment by Subsidiaries

Details of other investment is as follows:

	Percentage of effective ownership
	June 30,
Name	2026	2025	Place of incorporation	Principal activities
	%	%
Nichcom Go Sdn Bhd	19.90	—	Malaysia	Electric vehicles charging facilities